Other income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ (11)	$ 635	$ (36)
Net gains / (losses) from disposals of investments in associates	41	0	4
Share of net profits of associates and joint ventures	105	84	46
Impairments related to associates	0	0	1
Total	135	719	13
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	9	40	31
Income from properties	23	26	27
Net gains / (losses) from properties held for sale	100	76	(19)
Other	185	216	160
Total other income	452	1,076	212
Net gains / (losses) arising from sale-and-leaseback transactions		140
Gains / (losses) on the sales of intellectual property rights		215
Clearstream Fund Centre AG
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of investments in associates	37
Gains (losses) on the sale of subsidiaries		631
Wealth management business in Austria
Associates, joint ventures and subsidiaries
Other	100
UBS AG
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	(11)	635	(36)
Net gains / (losses) from disposals of investments in associates	41	0	4
Share of net profits of associates and joint ventures	105	84	46
Impairments related to associates	0	0	1
Total	134	719	13
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	9	40	31
Income from properties	22	25	27
Net gains / (losses) from properties held for sale	100	76	(19)
Income from shared services provided to UBS Group AG or its subsidiaries	451	422	464
Other	224	267	161
Total other income	941	1,549	$ 677
Net gains / (losses) arising from sale-and-leaseback transactions		140
Gains / (losses) on the sales of intellectual property rights		215
UBS AG | Clearstream Fund Centre AG
Associates, joint ventures and subsidiaries
Net gains / (losses) from disposals of investments in associates	37
Gains (losses) on the sale of subsidiaries		$ 631
UBS AG | Wealth management business in Austria
Associates, joint ventures and subsidiaries
Other	$ 100